THE COMPANY	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1 – THE COMPANY

Acacia Diversified Holdings, Inc. (“Acacia” or the “Company”) has two wholly-owned subsidiaries, MariJ Pharmaceuticals, Inc. and Canna-Cures Research & Development Center, Inc.

The Company’s primary source revenue is from the extraction of medicinal cannabis oil, from a non-psychoactive cannabis plant. All extraction services are currently limited to the State of Colorado, as the Company is attempting to attain various licenses for business in the State of Florida.

NOTE 1 - THE COMPANY

Acacia Diversified Holdings, Inc. (“Acacia” or the “Company”) by and through its wholly-owned subsidiaries, MariJ Pharmaceuticals, Inc. and Canna-Cures Research & Development Center, Inc.

Prior to the Merger (see NOTE 2), the Company sold the assets and related businesses of its Citrus Extracts, Inc. and Acacia Transport Services, Inc. subsidiaries, and its Acacia Milling Services operations, being all of its then revenue-producing operations, on June 29, 2015, and accounted for those operations as discontinued effective with the Quarterly Report on Form 10-Q for the period ended June 30, 2015.  Those events were reported in their entirety by the Company on its Current Report on Form 8-K on July 16, 2015.

Immediately following the disposal of its citrus manufacturing related subsidiaries at the end of June 2015, the Company began reviewing opportunities for new acquisitions, including its review of MariJ Agricultural, Inc. and related entities in the Clearwater, Florida area.  Following discussions that began in earnest in September 2015, and an agreement on the terms of acquisition, the Company entered into a Letter of Intent in November 2015 to acquire the assets and businesses of the MariJ Group of companies that included MariJ Agricultural, JR Cannabis Industries, LLC and Canna-Cures Research & Development Center, LLC.  An amended Letter of Intent was drafted on December 8, 2015 and the acquisition was consummated on January 15, 2016 with an effective date of January 4, 2016.

On January 19, 2016 the Company filed a Current Report on Form 8-K describing the events relating to the acquisition transactions.   The Company subsequently filed expanded and updated information relating to that acquisition on its Amended Current Report on Form 8-K/A on April 25, 2016.

Following those acquisitions, the Company formed two new subsidiaries to conduct its new medical cannabis business activities, being MariJ Pharmaceuticals, Inc. (“MariJ Pharma”) and Canna-Cures Research & Development Center, Inc. (“Canna-Cures”).

The Company’s primary source revenue is from the extraction of medicinal cannabis oil, from a non-psychoactive cannabis plant. All extraction services are currently limited to the State of Colorado, as the Company is attempting to attain various licenses for business in the State of Florida.